Inflation Managed Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	1.12%	3.08%
Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Inflation Protectiion Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	6.51%	0.92%	2.82%